CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities:
Profit for the year		₨ 45,067	$ 548	₨ 23,568	₨ 17,238
Adjustments for:
Tax expense, net		15,300	186	8,730	9,175
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	[1]	(876)	(11)	(277)	(557)
Depreciation and amortization		12,636	154	11,824	12,796
Impairment of non-current assets		699	9	7,562	8,588
Allowance for credit losses (on trade receivables and other advances)		205	2	55	230
Loss/(gain) on sale or de-recognition of non-current assets, net		208	3	(1,119)	42
Share of profit of equity accounted investees, net of tax		(370)	(5)	(703)	(480)
Foreign exchange (gain)/loss, net		(939)	(11)	(766)	1,856
Interest (income)/expense, net		248	3	(7)	144
Inventories write-down		4,869	59	4,584	2,521
Equity settled share-based payment expense		397	5	592	584
Dividend income			0	0
Changes in operating assets and liabilities:
Trade and other receivables		(5,752)	(70)	(17,012)	2,081
Inventories		(2,654)	(32)	(9,912)	(12,402)
Trade and other payables		23	0	4,412	2,861
Other assets and other liabilities, net		528	6	4,014	(3,258)
Cash generated from operations		69,589	847	35,545	41,419
Income tax paid, net		(10,714)	(130)	(7,437)	(5,716)
Net cash from operating activities		58,875	716	28,108	35,703
Cash flows used in investing activities:
Expenditures on property, plant and equipment		(11,323)	(138)	(14,660)	(9,741)
Proceeds from sale of property, plant and equipment		82	1	370	85
Expenditures on other intangible assets		(7,543)	(92)	(4,389)	(2,820)
Proceeds from sale of other intangible assets		0	0		0
Payment for acquisition of business (Refer to Note 6 for details)		0	0	(326)
Purchase of other investments		(136,171)	(1,657)	(88,972)	(75,418)
Proceeds from sale of other investments		112,805	1,372	77,771	79,528
Interest and dividend received		777	9	873	1,220
Net cash used in investing activities		(41,373)	(503)	(26,387)	(22,660)
Cash flows used in financing activities:
Proceeds from issuance of equity shares (including treasury shares)		157	2	334	269
Proceeds from sale/(purchase) of treasury shares		211	3	0	(1,193)
(Repayment of)/proceeds from short-term borrowings, net (Refer to Note 17 for details)		(19,382)	(236)	3,520	6,791
Proceeds from long-term borrowings (Refer to Note 17 for details)				0
Repayment of long-term borrowings (Refer to Note 17 for details)				0	(3,743)
Payment of principal portion of lease liabilities (Refer to Note 17 for details)		(1,015)	(12)	(785)	(754)
Dividend paid		(4,979)	(61)	(4,146)	(4,147)
Interest paid		(1,853)	(23)	(1,345)	(1,321)
Net cash used in financing activities		(26,861)	(327)	(2,422)	(298)
Net (decrease)/increase in cash and cash equivalents		(9,359)	(114)	(701)	12,745
Effect of exchange rate changes on cash and cash equivalents		286	3	733	113
Cash and cash equivalents at the beginning of the year		14,852	181	14,820	1,962
Cash and cash equivalents at the end of the year (Refer to Note 7 for details)		₨ 5,779	$ 70	₨ 14,852	₨ 14,820

[1]	Fair value through profit and loss